Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Fair Value Disclosures [Text Block]
H.	Fair Value of Financial Instruments

The accounting standard for fair value measurements provides a framework for measuring fair value and requires disclosures regarding fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, based on the Company's principal or, in absence of a principal, most advantageous market for the specific asset or liability.

The Company uses a
three
-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires the Company to use observable inputs when available, and to minimize the use of unobservable inputs, when determining fair value. The three
tiers are defined as follows:

●	Level 1—Observable inputs that reflect quoted market prices (unadjusted) for identical assets or liabilities in active markets;
●	Level 2—Observable inputs other than quoted prices in active markets that are observable either directly or indirectly in the marketplace for identical or similar assets and liabilities; and
●	Level 3—Unobservable inputs that are supported by little or no market data, which require the Company to develop its own assumptions.

The carrying amounts of certain financial instruments, including cash and cash equivalents, restricted cash and accounts payable and accrued expenses, approximate their respective fair values due to the short-term nature of such instruments.

The fair value of the Deerfield Convertible Note was
$6.9
 million and
$6.0
 million, respectively, as of
September 30, 2020
and
December 31, 2019
. The fair value of the December
2019
Notes was
$52.9
 million and
$57.0
 million, respectively, as of
September 30, 2020
and
December 31, 2019
. The fair value of the
January 2020
Note was
$2.9
 million as of
September 30, 2020
and the fair value of the
2021
Notes was
$2.4
million as of
December 31, 2019
.
The Deerfield Convertible Note,
December 2019
Notes,
January 2020
Note and
2021
Notes fall within Level
3
of the fair value hierarchy as their value is based on the credit worthiness of the Company, which is an unobservable input. The Company used a Tsiveriotis-Fernandes model to value the Deerfield Convertible Note and
December 2019
Notes as of
September 30, 2020
and
December 31, 2019
.
The Company also used a Tsiveriotis-Fernandes model to value the
January 2020
Note as of
September 30, 2020
and the
2021
Notes as of
December 31, 2019
.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level in which to classify them for each reporting period. This determination requires significant judgments to be made. The following table summarizes the conclusions reached regarding fair value measurements as of
September 30, 2020
and
December 31, 2019
(
in thousands):

	Balance as of September 30, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Deerfield Warrant liability	$134	$—	$—	$134
Embedded Warrant Put Option	19	—	—	19
Deerfield Note Put Option	—	—	—	—
KVK Warrant liability	31	—	31	—
Total liabilities	$184	$—	$31	$153

	Balance as of December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Deerfield Warrant liability	$77	$—	$—	$77
Embedded Warrant Put Option	19	—	—	19
Deerfield Note Put Option	—	—	—	—
Fundamental change and make-whole interest provisions embedded within 2021 Notes	—	—	—	—
KVK Warrant liability	24	—	24	—
Total liabilities	$120	$—	$24	$96

The Company's Deerfield Warrant liability, embedded Warrant Put Option, embedded Deerfield Note Put Option and the fundamental change and make-whole interest provisions embedded in the
2021
 Notes are measured at fair value on a recurring basis. As of
September 30, 2020
and
December 31, 2019,
the Deerfield Warrant liability, embedded Warrant Put Option and embedded Deerfield Note Put Option are reported on the unaudited condensed balance sheets in derivative and warrant liability. As of
December 31, 2019,
the fundamental change and make-whole interest provisions embedded in the
2021
 Notes is reported on the balance sheet in derivative and warrant liability. The Company used a Monte Carlo simulation to value the Deerfield Warrant liability, embedded Warrant Put Option and the embedded Deerfield Note Put Option as of
September 30, 2020
and
December 31, 2019.
The Company also used a Monte Carlo simulation to value the fundamental change and make-whole interest provisions embedded in the
2021
 Notes as of
December 31, 2019.
Significant unobservable inputs used in measuring the fair value of these financial instruments included the Company's estimated enterprise value, an estimate of the timing of a liquidity or fundamental change event and a present value discount rate. Changes in the fair value of the Deerfield Warrant liability, embedded Warrant Put Option and the embedded Deerfield Note Put Option are reflected in the unaudited condensed statements of operations for the three
and
nine
months ended
September 30, 2020
and
2019
as a fair value adjustment related to derivative and warrant liability. In addition, changes in the fair value of the fundamental change and make-whole interest provisions embedded in the
2021
 Notes are reflected in the unaudited condensed statements of operations for the three
and
nine
months ended
September 30, 2019
as a fair value adjustment related to derivative and warrant liability.

The Company's KVK Warrant liability is measured at fair value on a recurring basis. As of
September 30, 2020
and
December 31, 2019,
the KVK Warrant liability is reported on the unaudited condensed balance sheets in derivative and warrant liability. The Company estimates the fair value of the KVK Warrant using a probability-weighted Black-Scholes option-pricing model, which requires the use of subjective assumptions, including the expected term of the warrant, the expected stock price volatility, expected dividend yield and the risk-free interest rate for the expected term of the warrant. The expected term represents the period of time the warrant is expected to be outstanding. For the KVK Warrant, the Company used an expected term equal to the contractual term of the warrant. Expected volatility is based on the Company's historical volatility since the IPO. The Company assumes no
dividend yield because dividends are
not
expected to be paid in the near future, which is consistent with the Company's history of not
paying dividends. Changes in the fair value of the KVK Warrant liability are reflected in the unaudited condensed statements of operations for the three
and
nine
months ended
September 30, 2020
and
2019
as a fair value adjustment related to derivative and warrant liability.

A reconciliation of the beginning and ending balances for the derivative and warrant liability measured at fair value on a recurring basis using significant unobservable inputs (Level
3
) is as follows (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2020	2019	2020	2019
Balance as of beginning of period	$38	$1,437	$96	$1,845
Adjustment to fair value	115	(1,168)	57	(1,576)
Balance as of end of period	$153	$269	$153	$269

M.	Fair Value of Financial Instruments

The
carrying amounts of certain financial instruments, including cash and cash equivalents, restricted cash and accounts payable and accrued expenses, approximate their respective fair values due to the short-term nature of such instruments.

The fair value of the Deerfield Convertible Note
was
$6.0
million and
$6.2
million, respectively, as of
December 31, 2019
and
2018
. The fair value of the
2021
Notes was
$2.4
million and
$51.2
 million, respectively, as of
December 31, 2019
and
2018
.  The fair value of the December
2019
Notes was
$57.0
million as of December
31,
2019.
The Deerfield Convertible Note,
2021
Notes and December
2019
Notes fall within Level
3
of the fair value hierarchy as their value is based on the credit worthiness of the Company, which is an unobservable input.
The Company used a Tsiveriotis-Fernandes model to value the Deerfield Convertible Note,
2021
Notes and December
2019
Notes
as of
December 31, 2019
and
2018
.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level in whi ch to classify them for each reporting period. This determination requires significant judgments to be made. The following table summarizes the conclusions reached regarding fair value measurements as of
December 31, 2019
and
2018
(in thousands):

		Quoted Prices	Significant
		in Active	Other	Significant
	Balance at	Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2019	(Level 1)	(Level 2)	(Level 3)
Deerfield Warrant liability	$77	$-	$-	$77
Embedded Warrant Put Option	19	-	-	19
Fundamental change and make-whole interest provisions embedded within 2021 Notes	-	-	-	-
Deerfield Note Conversion Feature	-	-	-	-
KVK Warrant liability	24	-	24	-
Total liabilities	$120	$-	$24	$96

		Quoted Prices	Significant
		in Active	Other	Significant
	Balance at	Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2018	(Level 1)	(Level 2)	(Level 3)
Deerfield Warrant liability	$1,557	$-	$-	$1,557
Embedded Warrant Put Option	154	-	-	154
Fundamental change and make-whole interest provisions embedded within 2021 Notes	-	-	-	-
Deerfield Note Conversion Feature	134	-	-	134
KVK Warrant liability	273	-	273	-
Total liabilities	$2,118	$-	$273	$1,845
Trading securities:
Certificates of deposit	246	246	-	-
U.S. Treasury securities	3,014	3,014	-	-
Total assets	$3,260	$3,260	$-	$-

The Company’s Deerfield Warrant liability, embedded Warrant Put Option, the fundamental change and the make-whole interest provisions embedded in the
2021
 Notes and the embedded Deerfield Note Put Option, as well as the trading securities are measured at fair value on a recurring basis. As of
December 31, 2019
and
December 31, 2018,
the Deerfield Warrant liability, embedded Warrant Put Option, the fundamental change and make-whole interest provisions embedded in the
2021
 Notes and the embedded Deerfield Note Put Option are reported on the balance sheets in derivative and warrant liability. As of
December 31, 2018,
the trading securities are reported on the balance sheets in marketable securities. The Company used a Monte Carlo simulation to value the Deerfield Warrant liability, embedded Warrant Put Option, the fundamental change and make-whole interest provisions embedded in the
2021
 Notes and the embedded Deerfield Note Put Option as of
December 31, 2019
and
December 31, 2018.
Significant unobservable inputs used in measuring the fair value of these financial instruments included the Company’s estimated enterprise value, an estimate of the timing of a liquidity or fundamental change event and a present value discount rate. Changes in the fair value of the Deerfield Warrant liability, embedded Warrant Put Option, the fundamental change and make-whole interest provisions embedded in the
2021
 Notes and the embedded Deerfield Note Put Option are reflected in the statements of operations for the years ended
December 31, 2019
and
2018
 as a fair value adjustment related to derivative and warrant liability.

The Company’s KVK Warrant liability is measured at fair value on a recurring basis. As of
December 31, 2019
and
December 31, 2018,
the KVK Warrant liability is reported on the balance sheets in derivative and warrant liability. The Company estimates the fair value of the KVK Warrant using a probability-weighted Black-Scholes option-pricing model, which requires the use of subjective assumptions, including the expected term of the warrant, the expected stock price volatility, expected dividend yield and the risk-free interest rate for the expected term of the warrant. The expected term represents the period of time the warrant is expected to be outstanding. For the KVK Warrant, the Company used an expected term equal to the contractual term of the warrant. Expected volatility is based on the Company's historical volatility since the IPO. The Company assumes no
dividend yield because dividends are
not
expected to be paid in the near future, which is consistent with the Company’s history of not
paying dividends. Changes in the fair value of the KVK Warrant liability are reflected in the statements of operations for the years ended
December 31, 2019
and
2018
as a fair value adjustment related to derivative and warrant liability.

A reconciliation of the beginning and ending balances for the derivative and warrant liability measured at fair value on a recurring basis using signific ant unobservable inputs (Level
3
) is as follows (in thousands):

	2019	2018
Balance as of beginning of period	$1,845	$7,709
Gain on extinguishment of debt	-	(2)
Adjustment to fair value	(1,749)	(5,862)
Balance as of end of period	$96	$1,845